Operating Segments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Operating Segments
36.	OPERATING SEGMENTS
The Management defined the Company’s operating segments based on the reports used for strategic decision making, reviewed by the chief operating decision-maker.
The chief operating decision-maker is the Chief Executive Officer, who carries out his analysis of the business based on the Company’s consolidated operating results, considering both the geographical perspective and the product sold. Geographically, Management considers the performance of Brazil, North America, Europe, Latin America (except Brazil), and Asia Pacific. From a product perspective, Management considers the activities of Commercial Aviation, Executive Aviation, Defense & Security, Services & Support, and Other Segments.
In general, balances and transactions that are not directly allocated to a specific operating segment, but contribute to its operation, such as expenses with corporate areas, are appropriated on a pro-rata
basis using the revenue from each segment as an allocation factor.
As a result of changes in the internal corporate structure and the way the chief operating decision maker allocates the resources and monitors the business performance, the following change was performed in the presentation of segment information:

•	Cybersecurity operations held by Tempest are no longer part of the Defense & Security segment. From the first quarter of 2023, these operations have been reported in Other Segments.
Due to the change mentioned, the operating segment information for the comp ara
tive period ended December 31, 2022 has been recast for consistency of presentation.
36.1 Commercial Aviation segment
The Commercial Aviation segment mainly involves the development, production, and sale of commercial jets:

•	E-Jets 175 E1: aircraft with 70 to 90 seats.

•	E-Jets E2: aircraft with 88 to 146 seats.
36.2 Defense & Security segment
This segment mainly includes the development and production of
C-390
Millennium and
A-29
Super Tucano, both military aircraft.
Other activities are also considered segment operations mainly involve research, development of software and integrated information systems, communications, border monitoring and surveillance, space systems (satellites), aircraft modernization services and services support, development and manufacture of radars and Command, Control, Communications, Computer, Intelligence, Surveillance and Reconnaissance systems (C4ISR).
36.3 Executive Aviation segment
The Executive Aviation segment comprises the development, production, and sale of executive jets, including the Phenom and Praetor models.

36.4 Services & Support segment
This business unit focused on providing a complete portfolio of solutions for operators of Embraer aircraft and products in Commercial Aviation, Executive Aviation, and Defense & Security segments.
The main services offered are field support, technical support, flight operations solutions, aircraft modification, materials management, optimized maintenance solutions, and training programs.
36.5 Other Segments
The activities reported under Other Segments refer to businesses with no material impact on the results presented in these financial statements:

•	Supply of structural parts and hydraulic systems and production of agricultural crop-spraying aircraft.

•	Development and certification of eVTOLs, creation of a maintenance and service network for eVTOLs and creation of an air traffic control system for eVTOLs (UAM Business), through Eve Air Mobility.

•	Development and manufacturing of electrical propulsion systems for aeronautical use, including vertical take-off and landing vehicles and fixed-wing aircraft.

•
Cybersecurity activities through Tempest, it provides cybersecurity solutions for the civil market, government and defense. Cybersecurity solutions include specialized cybersecurity diagnostics, architecture and implementation services, as well as software and technical products for controlling and defending environments.

Result by segment

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Revenue	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5	—	5,268.5
Cost of sales and services	(1,698.3)	(429.6)	(1,134.8)	(1,039.0)	(57.2)	(4,358.9)	—	(4,358.9)
Gross profit	148.5	85.8	273.4	378.6	23.3	909.6	—	909.6
Operating income (expense)	(124.6)	(57.5)	(146.6)	(163.4)	(55.9)	(548.0)	(47.1)	(595.1)
Operating profit before financial income (expense)	23.9	28.3	126.8	215.2	(32.6)	361.6	(47.1)	314.5
Financial income (expense), net							(193.3)	(193.3)
Foreign exchange loss, net							(0.5)	(0.5)
Profit before taxes on income								120.7
Income tax benefit							43.6	43.6

Profit for the period								164.3

12.31.2022 (Recast)
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Revenue	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4	—	4,540.4
Cost of sales and services	(1,382.3)	(326.9)	(953.2)	(912.5)	(53.3)	(3,628.2)	—	(3,628.2)
Gross profit	161.6	85.7	291.2	354.2	19.5	912.2	—	912.2
Operating income (expense)	(145.5)	(76.4)	(141.5)	(203.4)	(386.4)	(953.2)	(69.5)	(1,022.7)
Operating profit before financial income (expense)	16.1	9.3	149.7	150.8	(366.9)	(41.0)	(69.5)	(110.5)
Financial income (expense), net							(123.5)	(123.5)
Foreign exchange loss, net							28.2	28.2
Loss before taxes on income								(205.8)
Income tax benefit							2.3	2.3

Loss for the period								(203.5)

12.31.2021
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Revenue	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2	—	4,197.2
Cost of sales and services	(1,263.9)	(488.4)	(923.4)	(827.6)	(34.3)	(3,537.6)	—	(3,537.6)
Gross profit	52.5	106.0	206.7	304.6	(10.2)	659.6	—	659.6
Operating income (expense)	(57.1)	(89.0)	(76.9)	(143.2)	(23.1)	(389.3)	(69.0)	(458.3)
Operating profit before financial income (expense)	(4.6)	17.0	129.8	161.4	(33.3)	270.3	(69.0)	201.3
Financial income (expense), net							(199.4)	(199.4)
Foreign exchange gain (loss), net							25.5	25.5
Profit before taxes on income								27.4
Income tax expense							(70.9)	(70.9)

Loss for the period								(43.5)

Unallocated items from operating income (expense) include certain corporate demands not directly related to the operating segments. In 2021 and 2022 these expenses also included expenses incurred as part of the corporate restructuring of the Company (Note 32 (iv)).

Revenue by geographic area and operating segment

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,489.4	1.0	1,054.1	737.8	—	3,282.3
Europe	293.8	304.9	226.9	305.1	—	1,130.7
Asia Pacific	—	67.1	20.1	117.3	—	204.5
Latin America, except Brazil	32.2	—	21.4	44.6	—	98.2
Brazil	4.2	141.9	85.7	141.4	80.5	453.7
Others	27.2	0.5	—	71.4	—	99.1

Total	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5

12.31.2022 (Recast)
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,234.7	2.9	914.1	706.0	—	2,857.7
Europe	234.9	194.0	212.6	242.8	0.1	884.4
Asia Pacific	—	3.6	—	97.3	—	100.9
Latin America, except Brazil	—	1.4	20.0	31.6	—	53.0
Brazil	2.4	210.2	87.8	132.1	72.7	505.2
Others	71.9	0.5	9.9	56.9	—	139.2

Total	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4

12.31.2021
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total

North America	687.6	58.1	807.2	614.0	1.3	2,168.2
Europe	494.5	158.7	229.1	234.4	—	1,116.7
Asia Pacific	3.3	80.8	27.6	97.9	—	209.6
Latin America, except Brazil	—	3.0	4.1	30.7	—	37.8
Brazil	1.8	285.8	62.1	106.1	22.8	478.6
Others	129.2	8.0	—	49.1	—	186.3

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

Revenue by category and operating segment

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	1,834.1	13.2	1,408.2	—	44.7	3,300.2
Long-term contracts - aircraft and development	—	457.3	—	—	—	457.3
Others	12.7	—	—	17.7	0.7	31.1
Service	—	41.3	—	956.3	24.0	1,021.6
Spare Parts	—	3.6	—	443.6	11.1	458.3

Total	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5

12.31.2022 (Recast)
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	1,540.6	26.0	1,244.4	—	31.1	2,842.1
Long-term contracts - aircraft and development	—	312.4	—	—	—	312.4
Others	3.3	6.5	—	1.4	0.8	12.0
Service	—	59.5	—	838.1	35.2	932.8
Spare Parts	—	8.2	—	427.2	5.7	441.1

Total	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4

12.31.2021
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	1,313.2	148.8	1,098.7	—	17.5	2,578.2
Long-term contracts - aircraft and development	—	320.6	—	—	—	320.6
Others	3.2	23.2	31.4	8.7	1.4	67.9
Service	—	87.9	—	795.6	—	883.5
Spare Parts	—	13.9	—	327.9	5.2	347.0

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

Assets by operating segment

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	544.9	176.1	447.5	594.0	8.2	1,770.7	—	1,770.7
Intangible assets	1,191.4	92.9	905.2	31.0	82.6	2,303.1	27.9	2,331.0

Total	1,736.3	269.0	1,352.7	625.0	90.8	4,073.8	27.9	4,101.7

12.31.2022 (Recast)
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	542.8	193.2	396.5	510.3	6.4	1,649.2	—	1,649.2
Intangible assets	1,193.3	69.4	881.3	9.0	44.3	2,197.3	49.2	2,246.5

Total	1,736.1	262.6	1,277.8	519.3	50.7	3,846.5	49.2	3,895.7

Assets by geographic area

12.31.2023
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	399.2	336.1	69.6	965.8	1,770.7
Intangible assets	158.5	55.3	—	2,117.2	2,331.0

Total	557.7	391.4	69.6	3,083.0	4,101.7

12.31.2022
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	351.1	263.0	69.0	966.1	1,649.2
Intangible assets	107.8	45.3	—	2,093.4	2,246.5

Total	458.9	308.3	69.0	3,059.5	3,895.7